INCOME TAXES - Reconciliation of unrecognized tax benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Unrecognized tax benefits balance, beginning of year	$ 13,197	$ 12,035
Decreases for tax positions of prior years	(3,056)	(1,183)
Increases for tax positions of current year	2,090	1,898
Foreign currency impact	(809)	447
Unrecognized tax benefits balance, end of year	11,422	13,197
Maximum possible decrease in unrecognized tax benefits	2,400	2,800
Interest and penalties	100	$ 100
Carryforwards of Canadian capital loss	36,700
Other losses and deductible temporary differences in various tax jurisdictions	$ 280,000